Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
Assets at beginning of period	$ 61,377	$ 60,651
Assets at end of period	66,729	61,377	$ 60,651
Other investments
Other investments
Assets at beginning of period	227	166	675
Additions	96	5	79
Revaluations	63	56	(147)
Transfers into	(103)
Transfers out		2	(434)
Disposals	(86)	(5)	(6)
Impairments and exchange adjustments	20	3	(1)
Assets at end of period	$ 217	$ 227	$ 166